Contingencies, Commitments and Guarantees (Contingencies - Narrative) (Details)		12 Months Ended
	Nov. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Claims
Minimum
Loss Contingencies
Loss Contingency, Range of Possible Loss, Portion Not Accrued		$ 0
Maximum
Loss Contingencies
Loss Contingency, Range of Possible Loss, Portion Not Accrued		$ 425,000,000
Superfund Site Settlement Agreements
Loss Contingencies
Number of regulatory matters and other claims | Claims		2
Maximum estimate of costs for environmental testing		$ 100,000
Superfund Site Settlement Agreements | Minimum
Loss Contingencies
Damages Sought		1,000,000
Superfund Site Settlement Agreements | Maximum
Loss Contingencies
Maximum estimate of aggregate costs to resolve matter		1,000,000
Fauley V. Metropolitan Life Insurance Company, et al | Maximum
Loss Contingencies
Loss Contingency, Estimate of Possible Loss		23,000,000
City of Birmingham Retirement and Relief System v. MetLife, Inc., et al. [Member]
Loss Contingencies
Litigation Settlement, Amount		9,750,000
Compensatory Damages | Hartshorne V. MetLife Inc., et al.
Loss Contingencies
Damages Sought		200,000
Punitive Damages | Hartshorne V. MetLife Inc., et al.
Loss Contingencies
Damages Sought	$ 7,000,000	$ 15,000,000